Shareholders' equity	12 Months Ended
Dec. 31, 2017
Shareholders' equity

12. Shareholders’ equity

a) Authorized

i) An unlimited number of Common Shares.

ii) 90,000,000 preferred shares issuable in one or more series.

If issued, preferred shares of each series would rank on parity with the preferred shares of other series with respect to accumulated dividends and return on capital. Preferred shares would have priority over the Common shares with respect to the payment of dividends or the distribution of assets.

b) Issued

Shareholders’ capital	Common Shares	Amount
Balance, January 1, 2016	502,163,163	$8,994
Issued on exercise of equity compensation plans (1)	600,775	3
Cancellation of dividend reinvestment plan (2)	(175)	—

Balance, December 31, 2016	502,763,763	$8,997
Issued on exercise of equity compensation plans (1)	1,577,225	4
Elimination of deficit	—	(6,820)

Balance, December 31, 2017	504,340,988	$2,181

(1)	Upon exercise of options, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.
(2)	In March 2016, the Company cancelled its dividend reinvestment plan.

In June 2017, the Company’s shareholders approved the reduction of the Company’s share capital and the elimination of its deficit as stated at March 31, 2017.

	Year ended December 31
Other Reserves	2017	2016
Balance, beginning of year	$97	$92
Share-based compensation expense	8	7
Net benefit on options exercised(1)	(9)	(2)

Balance, end of year	$96	$97

(1)	Upon exercise of options, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.

Preferred Shares

No Preferred Shares were issued or outstanding.